                               UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                          WASHINGTON, D.C. 20549

                                FORM N-CSR

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                           INVESTMENT COMPANIES

              Investment Company Act file number:  811-09941

                             AMBASSADOR FUNDS

              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                      500 Griswold Street, Suite 2800

                      Detroit, MI   48226

              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

                             Brian T. Jeffries

                    Ambassador Capital Management L.L.C.

                      500 Griswold Street, Suite 2800

                             Detroit, MI 48226

                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

    Registrant's telephone number, including area code:  (313) 961-3111

                     Date of fiscal year end:  July 31

                 Date of reporting period:  January 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17

CFR 270.30e-1). The Commission may use the information provided on Form N-

CSR in its regulatory , disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-

CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form

N-CSR unless the Form displays current valid Office of Management and

Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

3507.

Item 1.   Semi-Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Semi-Annual Report January 31, 2007

Ambassador Money Market Fund

Investment products:
•Are not deposits of, or guaranteed by, Ambassador
Capital Management, L.L.C., or any of its affiliates

•Are not insured by the FDIC

•Are subject to investment risks, including the possible

loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Semi-Annual Report - January 31, 2007

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	8
Financial Highlights	10
Notes to Financial Statements	11
Other Information	15
Trustees & Officers	17

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Ambassador Funds
Money Market Fund		Performance Highlights
January 31, 2007

Current 7-Day Yield: 5.05%		Average Days to Maturity: 29

PERFORMANCE	Average Annual Total Return
Inception
Ambassador	1 Year	3 Year	5 Year	since 8/1/2000
	4.92%	3.08%	2.27%	2.71%

$11,895

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000	$ 1,024.81	$ 1.56
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.68	$ 1.57

* Expenses are equal to the Fund's annualized expense ratio of 0.31%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2007

Commercial Paper - 96.9%*
Security Description	Principal Amount ($)	Value ($)
Agricultural Operations - 3.8%
Cargill Global Funding PLC (b), 5.29%, 02/12/07	5,000,000	4,991,918
Cargill, Inc. 5.25%, 02/01/07	10,000,000	10,000,000
		14,991,918

Banking-U.S. - 15.7%
Falcon Asset Securitization Corp. (b), 5.27%, 02/26/07	10,000,000	9,963,403
Falcon Asset Securitization Corp. (b), 5.26%, 02/20/07	5,000,000	4,986,119
Fountain Square Commercial Funding Corp. (b), 5.265%, 02/01/07	5,000,000	5,000,000
Fountain Square Commercial Funding Corp. (b), 5.28%, 02/23/07	7,000,000	6,977,413
Market Square Funding LLC (b), 5.28%, 02/01/07	5,035,000	5,035,000
Three Rivers Funding Corp. (b), 5.265%, 02/08/07	7,411,000	7,403,413
Three Rivers Funding Corp. (b), 5.27%, 02/15/07	3,750,000	3,742,315
Three Rivers Funding Corp. (b), 5.265%, 02/07/07	7,887,000	7,880,079
Yorktown Capital LLC (b), 5.26%, 02/02/07	5,000,000	4,999,270
Yorktown Capital LLC (b), 5.26%, 03/08/07	6,212,000	6,180,233
		62,167,245

Banking-Foreign - Asian - 3.9%
Bryant Park Funding LLC (b), 5.27%, 02/21/07	6,500,000	6,480,970
Bryant Park Funding LLC (b), 5.26%, 02/09/07	5,000,000	4,994,156
Bryant Park Funding LLC (b), 5.27%, 02/26/07	4,000,000	3,985,361
		15,460,487

Banking-Foreign - Australian - 0.8%
Sydney Capital Corp. (b), 5.24%, 03/01/07	3,000,000	2,987,774

Banking-Foreign - Canadian - 8.9%
Fairway Finance Corp. (b), 5.26%, 02/09/07	6,331,000	6,323,600
Fairway Finance Corp. (b), 5.26%, 02/06/07	10,000,000	9,992,694
Liberty Street Funding Co. (b), 5.27%, 02/08/07	7,000,000	6,992,827
Liberty Street Funding Co. (b), 5.26%, 02/02/07	6,000,000	5,999,123
Old Line Funding Corp. (b), 5.26%, 02/20/07	6,266,000	6,248,605
		35,556,849

Banking-Foreign - Denmark - 2.2%
Danske Corp. 5.20%, 04/10/07	4,000,000	3,960,711
Danske Corp. 5.245%, 03/12/07	4,735,000	4,708,095
		8,668,806

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2007

Commercial Paper - 96.9%* (Continued)
Security Description	Principal Amount ($)	Value ($)
Banking-Foreign - French - 6.4%
Barton Capital Corp. (b), 5.26%, 02/12/07	7,500,000	7,487,946
Barton Capital Corp. (b), 5.25%, 02/20/07	5,000,000	4,986,146
Starbird Funding Corp. (b), 5.25%, 03/02/07	8,000,000	7,966,167
Starbird Funding Corp. (b), 5.27%, 02/07/07	5,000,000	4,995,608
		25,435,867

Banking-Foreign - German - 9.0%
Beethoven Funding Corp. (b), 5.28%, 02/05/07	2,279,000	2,277,663
Beethoven Funding Corp. (b), 5.27%, 02/09/07	3,000,000	2,996,487
Beethoven Funding Corp. (b), 5.27%, 02/23/07	3,591,000	3,579,435
Beethoven Funding Corp. (b), 5.24%, 03/01/07	4,000,000	3,983,698
Giro Balanced Funding Corp. (b), 5.27%, 02/15/07	5,000,000	4,989,753
Giro Balanced Funding Corp. (b), 5.24%, 03/06/07	7,000,000	6,966,377
Hannover Funding Corp. (b), 5.27%, 02/12/07	6,000,000	5,990,338
Hannover Funding Corp. (b), 5.27%, 02/26/07	5,000,000	4,981,701
		35,765,452

Banking-Foreign - Netherlands - 8.6%
Amstel Funding Corp. (b), 5.17%, 04/02/07	2,921,000	2,895,831
Amsterdam Funding Corp. (b), 5.26%, 02/01/07	4,000,000	4,000,000
Atlantis One Funding Corp. (b), 5.26%, 02/21/07	2,000,000	1,994,155
Neptune Funding Corp. (b), 5.26%, 04/23/07	3,000,000	2,964,495
Neptune Funding Corp. (b), 5.26%, 03/16/07	10,000,000	9,936,921
Neptune Funding Corp. (b), 5.28%, 03/23/07	4,983,000	4,946,458
Windmill Funding Corp. (b), 5.24%, 02/06/07	7,396,000	7,390,617
		34,128,477

Banking-Foreign - UK - 3.1%
Thames Asset Global Securities (b), 5.27%, 02/15/07	4,500,000	4,490,777
Thames Asset Global Securities (b), 5.27%, 02/02/07	8,000,000	7,998,829
		12,489,606

Conglomerate - 6.2%
Edison Asset Securitization LLC (b), 5.25%, 02/14/07	10,000,000	9,981,042
UBS Finance Delaware LLC 5.225%, 03/08/07	6,800,000	6,765,457
UBS Finance Delaware LLC 5.23%, 04/02/07	8,000,000	7,930,267
		24,676,766

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2007

Commercial Paper - 96.9%* (Continued)
Security Description	Principal Amount ($)	Value ($)

Construction Machinery - 4.1%
Dealers Capital Access 5.25%, 02/16/07	6,000,000	5,986,875
Dealers Capital Access 5.25%, 04/30/07	4,352,000	4,296,149
Dealers Capital Access 5.20%, 08/31/07	5,000,000	4,847,611
Dealers Capital Access 5.20%, 05/30/07	1,030,000	1,012,444
		16,143,079

Finance - 13.5%
Clipper Receivables Corp. 5.28%, 02/01/07	14,088,000	14,088,000
Clipper Receivables Corp. 5.26%, 02/14/07	8,000,000	7,984,804
General Electric Capital Corp. (b), 5.235%, 02/09/07	4,300,000	4,294,998
ING Funding LLC 5.22%, 02/20/07	3,163,000	3,154,285
ING Funding LLC 5.17%, 04/02/07	2,254,000	2,234,578
ING Funding LLC 5.235%, 04/05/07	11,000,000	10,899,226
Jupiter Securities Co. LLC (b), 5.25%, 02/05/07	6,000,000	5,996,500
National Rural Utilities 5.24%, 02/26/07	4,900,000	4,882,169
		53,534,560

Insurance - 8.2%
Autobahn Funding Co. LLC (b), 5.24%, 02/13/07	8,000,000	7,985,893
Autobahn Funding Co. LLC (b), 5.28%, 02/12/07	9,000,000	8,985,480
Autobahn Funding Co. LLC (b), 5.29%, 02/05/07	1,016,000	1,015,403
Co-Operative Assoc. of Tractor Dealers-B 5.27%, 02/07/07	2,674,000	2,671,651
Co-Operative Assoc. of Tractor Dealers-B 5.30%, 02/13/06	3,000,000	2,994,701
Co-Operative Assoc. of Tractor Dealers-B 5.20%, 06/05/07	4,000,000	3,928,356
Co-Operative Assoc. of Tractor Dealers-B 5.20%, 06/13/07	5,010,000	4,914,476
		32,495,960

Retail - 2.5%
7-Eleven, Inc. 5.22%, 02/01/07	10,000,000	10,000,000

TOTAL COMMERCIAL PAPER		384,502,846

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2007

U.S. Government Agency Obligations - 1.0%

Security Description	Principal Amount ($)	Value ($)

Federal National Mortgage Association
7.125%, 03/15/07	4,000,000	4,007,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,007,445

Certificates of Deposit - 2.5% (c)

Security Description	Principal Amount ($)	Value ($)

Flagstar Bank 5.33%, 07/16/07	4,000,000	4,000,000
Huntington National Bank 5.36%, 07/31/07	2,000,000	2,000,000
Mercantile Bank 5.35%, 07/24/07	2,000,000	2,000,000
The Private Bank 5.30%, 05/03/07	2,000,000	2,000,000

TOTAL CERTIFICATES OF DEPOSIT		10,000,000

TOTAL INVESTMENTS - 100.4%
(Cost $398,510,291) (a)		398,510,291

Other Net Assets
Less Liabilities - (0.4%)		(1,636,365)

Net Assets - 100%		$ 396,873,926

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2007

(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Illiquid non-negotiable securities.

* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund
(Unaudited)
Statement of Assets and Liabilities		Statement of Operations

January 31, 2007		For the six months ended January 31, 2007

Assets:		Investment Income:
Investments, at value (cost $398,510,291)	$ 398,510,291	Interest	$ 10,359,749
Cash	37	Expenses:
Interest receivable	136,695	Advisory	385,225
Prepaid expenses	8,534	Administration	77,045
Total Assets	398,655,557	Accounting	24,302
		Audit/Tax	10,530
		Compliance	7,360
Liabilities:		Custody	34,471
Distribution payable	1,648,408	Legal	12,932
Accrued expenses and other liabilities:		Transfer Agent	22,939
Advisory	70,173	Trustee	16,560
Other	63,050	Other	10,529
Total Liabilities	1,781,631	Total Expenses	601,893

Net Assets	$ 396,873,926	Net Investment Income	9,757,856

Composition of Net Assets:		Net Realized Losses from Investments:
Capital	$ 396,874,898	Net realized losses from investment
Accumulated net realized losses from		transactions	(41)
investment transactions	(972)
Net Assets	$ 396,873,926	Increase in net assets from operations	$ 9,757,815

Institutional Shares:
Net Assets	$ 396,873,926
Shares Outstanding	396,874,898
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended January 31. 2007	Year Ended July 31, 2006
	(unaudited)
Investment Activities:
Operations:
Net investment income	$ 9,757,856	$ 10,621,021
Net realized losses from investment transactions	(41)	(244)
Change in net assets from operations	9,757,815	10,620,777

Distributions:
Net investment income
Institutional Shares	(9,757,856)	(10,621,021)
Change in net assets from shareholder dividends	(9,757,856)	(10,621,021)

Capital Share Transactions:
Change in net assets from capital transactions	163,720,601	(77,227,075)
Change in net assets from investment activities	163,720,560	(77,227,319)

Net Assets:
Beginning of year	233,153,366	310,380,685
End of year	$ 396,873,926	$ 233,153,366

Share Transactions:*
Institutional Shares:
Issued	$ 420,610,834	$ 179,410,812
Reinvested	8,956,127	10,557,046
Redeemed	(265,846,360)	(267,194,933)

Change in Institutional shares	163,720,601	(77,227,075)

Issued	—	—
Redeemed	—	—
Change in Investor shares	0	0
Change in shares	$ 163,720,601	$ (77,227,075)

*   All capital share transactions have been processed at a net asset value of $1.00 per share.

**  No investor shares are outstanding at January 31, 2007 and July 31, 2006.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended January 31, 2007 (Unaudited)	For the year ended
		July 31, 2006	July 31, 2005	July 31, 2004	July 31, 2003	July 31, 2002

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.026	0.040	0.022	0.008	0.010	0.018
Net realized gains (losses) on investments	0.000(a)	0.000(a)	0.000(a)	0.000(a)	0.000(a)	0.000(a)
Total from investment activities	0.026	0.040	0.022	0.008	0.010	0.018

Distributions:
Net investment income	(0.026)	(0.040)	(0.022)	(0.008)	(0.010)	(0.018)
Total distributions	(0.026)	(0.040)	(0.022)	(0.008)	(0.010)	(0.018)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.57%	4.16%	2.11%	0.78%	1.03%	1.84%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$396,874	$233,153	$310,381	$243,751	$382,524	$350,533
Ratio of expenses to average net assets	0.31%	0.34%	0.33%	0.34%	0.41%	0.44%
Ratio of net investment income to average net assets	5.06%	4.02%	2.20%	0.78%	1.00%	1.58%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
January 31, 2007

1. Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of January 31, 2006, Investor Shares have not commenced operations.  Capital share transactions related to the Investor Shares represents seed money only.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Funds’ custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest   income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2007

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital.  Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

3. Related Party Transactions:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund.  Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also Trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser, pursuant to agreements dated August 1,2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by the employees of FSG.  According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $1,250.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2007

4. Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2006 were as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$10,577,987	—	$10,577,987	—	$10,577,987

As of July 31, 2006 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses**	Total Accumulated Deficit
$863,387	—	$863,387	$863,387	($932)	($932)

At July 31, 2006, the loss carryforwards amounted to:

Year of Expiration		2011	2013	2014	Total
Amount		$677	$11	$244	$932

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2006, the Fund had  $932 in net capital loss carryforwards, which are available to offset future

realized gains.  The Fund intends to utilize provisions of the federal income tax laws which allow them to carry a realized   loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

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Ambassador Funds
Money Market Fund
Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006.

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Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name, Address Year of Birth	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Funds(a)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES:
Nicholas J. DeGrazia PO Box 38 North Street, MI 48049 1943	Trustee	Since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt, Associates, Inc.(management consulting firm) since 1997;Consultant of Lionel, LLC from 1995-1996;President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	1	None
Ronald E. Hall Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 1943	Trustee	Since 2000	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	1	United American Healthcare Corporation since 2001
Brian T. Jeffries* Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 1965	Trustee President	Since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998	1	None
Conrad W. Koski Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 1945	Trustee Chairman	Since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	1	None
Gregory A. Prost* Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 1966	Trustee Vice President	Since 2000	Chief Investment Officer of Ambassador Capital Management, LLC since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000	1	None
OFFICERS:
Kathryn J. Nurre Ambassador Capital Mgmnt, LLC 500 Griswold St., Suite 2800 Detroit, MI 48226 1954	Secretary	Since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management, Inc. from 1994 to 1998.

Lynn H. Waterloo Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60187 1957	Chief Financial Officer Treasurer	Since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.

(a) Term of office is indefinite.  Each Trustee and Officer serves until their successor is elected.

*  Interested Trustees employees of the Adviser.

Semi-Annual Report

January 31, 2007

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Monetta

    Fund's principal executive officer and principal financial officer,

    regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.

    (2) Not applicable.

    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of

FORM N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.

Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and

Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported,

within the time periods specified in the rules and forms adopted by the U.S.

Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over

Financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect,

the registrant's internal control over financial reporting.

Item 12.  EXHIBITS

Exhibit (a)(1)      Code of Ethics - Not applicable

Exhibit (a)(2)      Certification for each principal executive officer and                principal financial officer of the registrant as required

                    by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT  A certification by the registrant's principal executive

        officer and principal financial officer, pursuant to Section                           906 of the Sarbanes-Oxley Act of 2002, is furnished and           attached hereto as Exhibit 99.906CERT.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.

By:  /s/  Brian T. Jeffries

     Name:    Brian T. Jeffries

     Title:   Principal Executive Officer

Date:  April 3, 2007

By:  /s/  Lynn H. Waterloo

     Name:    Lynn H. Waterloo

     Title:   Principal Financial Officer

Date:  April 3, 2007